Subsequent Events - Additional Information (Details) - USD ($)					3 Months Ended	6 Months Ended	9 Months Ended
	Oct. 07, 2021	Oct. 04, 2021	Oct. 01, 2021	Jul. 09, 2021	Sep. 30, 2021	Jun. 30, 2021	Sep. 30, 2021	Aug. 13, 2021	Dec. 31, 2020
Subsequent Event [Line Items]
Debt instrument, outstanding amount					$ 54,720,000	$ 55,494,000	$ 54,720,000		$ 55,824,000
Fair Labor Standards Legal Complaint
Subsequent Event [Line Items]
Loss contingency, damages sought							Additionally, the plaintiff is seeking, for Putative Class Members, back pay equal to the amount of all unpaid overtime pay for three years preceding October 7, 2021 plus an additional equal amount in liquidation damages, punitive damages of not less than $150.00 for each day the violation continued, an award of 6% of the total unpaid wages or $200.00 for each instance of failure to pay wages owed within thirty days, whichever is greater, attorney’s fees and costs, and any other relief the plaintiff is entitled to. The Company intends to take action most favorable to the Company. There is no guarantee that the Company will prevail in this action.
Subsequent Event | Fair Labor Standards Legal Complaint
Subsequent Event [Line Items]
Percentage of total unpaid wages	6.00%
Punitive damages for each instance of failure to pay wages owed within thirty days	$ 200.00
Subsequent Event | Minimum
Subsequent Event [Line Items]
Offer to settle claims		$ 10,000
Subsequent Event | Maximum | Fair Labor Standards Legal Complaint
Subsequent Event [Line Items]
Punitive damages	$ 150.00
Meadowood Facility | Subsequent Event
Subsequent Event [Line Items]
Debt instrument maturity date start range			May 01, 2022
Debt instrument maturity date end range			Oct. 01, 2026
Exchange Bank Of Alabama | Meadowood Facility | Subsequent Event
Subsequent Event [Line Items]
Debt instrument, outstanding amount			$ 3,500,000
Debt instrument maturity date start range			May 01, 2022
Debt instrument maturity date end range			Oct. 01, 2026
FountainHead Commercial Capital - PPP Loan
Subsequent Event [Line Items]
Debt instrument, outstanding amount								$ 200,000
Debt Instrument, Decrease, Forgiveness				$ 200,000	$ 200,000	$ 200,000
FountainHead Commercial Capital - PPP Loan | Subsequent Event
Subsequent Event [Line Items]
Debt instrument, outstanding amount				$ 200,000